Quarterly Holdings Report
for

Fidelity Advisor® Leveraged Company Stock Fund

October 31, 2019

ALSF-QTLY-1219
1.797936.116

Schedule of Investments October 31, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.5%
	Shares	Value (000s)
COMMUNICATION SERVICES - 17.2%
Interactive Media & Services - 4.9%
Alphabet, Inc. Class C (a)	29,300	$36,921
Facebook, Inc. Class A (a)	111,400	21,350
		58,271
Media - 9.5%
Altice U.S.A., Inc. Class A (a)	1,077,200	33,339
Charter Communications, Inc. Class A (a)	90,900	42,528
Gray Television, Inc. (a)	733,663	12,039
Nexstar Broadcasting Group, Inc. Class A	185,002	17,999
Sinclair Broadcast Group, Inc. Class A	160,800	6,406
		112,311
Wireless Telecommunication Services - 2.8%
T-Mobile U.S., Inc. (a)	405,200	33,494

TOTAL COMMUNICATION SERVICES		204,076

CONSUMER DISCRETIONARY - 11.7%
Hotels, Restaurants & Leisure - 10.1%
Boyd Gaming Corp.	561,700	15,306
Eldorado Resorts, Inc. (a)(b)	1,027,300	45,992
Melco Crown Entertainment Ltd. sponsored ADR	479,700	10,333
MGM Mirage, Inc.	300,100	8,553
Penn National Gaming, Inc. (a)	1,523,200	32,467
Studio City International Holdings Ltd. ADR	397,700	7,644
		120,295
Internet & Direct Marketing Retail - 1.6%
Amazon.com, Inc. (a)	10,300	18,300

TOTAL CONSUMER DISCRETIONARY		138,595

CONSUMER STAPLES - 4.7%
Food Products - 4.7%
Darling International, Inc. (a)	362,779	7,002
JBS SA	7,003,800	49,409
		56,411
ENERGY - 0.6%
Energy Equipment & Services - 0.0%
SAExploration Holdings, Inc. (a)	18,485	30
Oil, Gas & Consumable Fuels - 0.6%
MEG Energy Corp. (a)	1,733,600	6,660

TOTAL ENERGY		6,690

FINANCIALS - 3.8%
Banks - 2.2%
Bank of America Corp.	415,701	12,999
JPMorgan Chase & Co.	103,500	12,929
		25,928
Consumer Finance - 1.6%
American Express Co.	101,400	11,892
OneMain Holdings, Inc.	198,200	7,928
		19,820

TOTAL FINANCIALS		45,748

HEALTH CARE - 10.6%
Health Care Providers & Services - 5.2%
Cigna Corp.	62,300	11,118
HCA Holdings, Inc.	74,821	9,992
Humana, Inc.	20,300	5,972
Tenet Healthcare Corp. (a)	816,071	20,679
UnitedHealth Group, Inc.	54,500	13,772
		61,533
Life Sciences Tools & Services - 3.5%
Charles River Laboratories International, Inc. (a)	91,200	11,854
IQVIA Holdings, Inc. (a)	80,500	11,626
Thermo Fisher Scientific, Inc.	61,900	18,693
		42,173
Pharmaceuticals - 1.9%
Jazz Pharmaceuticals PLC (a)	182,032	22,869

TOTAL HEALTH CARE		126,575

INDUSTRIALS - 8.9%
Airlines - 4.7%
Air Canada (a)	1,089,300	38,788
Delta Air Lines, Inc.	184,320	10,152
Southwest Airlines Co.	125,800	7,061
		56,001
Machinery - 1.3%
Allison Transmission Holdings, Inc.	134,400	5,861
Fortive Corp.	131,800	9,094
		14,955
Marine - 0.0%
Genco Shipping & Trading Ltd.	662	7
Trading Companies & Distributors - 2.9%
Air Lease Corp. Class A	223,100	9,812
HD Supply Holdings, Inc. (a)	245,400	9,703
United Rentals, Inc. (a)	112,300	15,000
		34,515

TOTAL INDUSTRIALS		105,478

INFORMATION TECHNOLOGY - 28.3%
Electronic Equipment & Components - 1.7%
CDW Corp.	72,800	9,312
Zebra Technologies Corp. Class A (a)	43,700	10,395
		19,707
IT Services - 11.4%
EPAM Systems, Inc. (a)	99,000	17,420
Fiserv, Inc. (a)	217,584	23,094
Global Payments, Inc.	150,900	25,529
GoDaddy, Inc. (a)	136,700	8,890
MasterCard, Inc. Class A	88,100	24,387
PayPal Holdings, Inc. (a)	115,200	11,992
Visa, Inc. Class A	135,400	24,218
		135,530
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	202,400	6,867
Lam Research Corp.	81,400	22,063
Microchip Technology, Inc.	216,400	20,404
Micron Technology, Inc. (a)	200,400	9,529
ON Semiconductor Corp. (a)	915,070	18,667
		77,530
Software - 8.7%
Adobe, Inc. (a)	97,400	27,070
CDK Global, Inc.	162,800	8,228
Microsoft Corp.	195,900	28,086
Palo Alto Networks, Inc. (a)	56,200	12,779
Salesforce.com, Inc. (a)	39,500	6,181
SS&C Technologies Holdings, Inc.	164,400	8,550
VMware, Inc. Class A	77,900	12,329
		103,223

TOTAL INFORMATION TECHNOLOGY		335,990

MATERIALS - 3.1%
Chemicals - 1.9%
CF Industries Holdings, Inc.	122,200	5,542
The Chemours Co. LLC	622,300	10,212
The Mosaic Co.	341,700	6,793
		22,547
Metals & Mining - 1.2%
First Quantum Minerals Ltd.	715,900	6,050
Lundin Mining Corp.	1,554,800	7,850
		13,900

TOTAL MATERIALS		36,447

REAL ESTATE - 1.0%
Equity Real Estate Investment Trusts (REITs) - 1.0%
Crown Castle International Corp.	86,500	12,005
UTILITIES - 6.6%
Independent Power and Renewable Electricity Producers - 6.6%
NRG Energy, Inc.	912,000	36,589
Vistra Energy Corp.	1,548,065	41,844
		78,433
TOTAL COMMON STOCKS
(Cost $920,804)		1,146,448
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 0.1%
COMMUNICATION SERVICES - 0.1%
Entertainment - 0.1%
New Cotai LLC/New Cotai Capital Corp. 10.625% 5/1/19 pay-in-kind (Cost $3,490)(c)(d)(e)	3,491	1,676
	Shares	Value (000s)

Money Market Funds - 7.2%
Fidelity Cash Central Fund 1.83% (f)	45,626,571	45,636
Fidelity Securities Lending Cash Central Fund 1.84% (f)	39,741,218	39,745
TOTAL MONEY MARKET FUNDS
(Cost $85,381)		85,381
TOTAL INVESTMENT IN SECURITIES - 103.8%
(Cost $1,009,675)		1,233,505
NET OTHER ASSETS (LIABILITIES) - (3.8)%		(45,716)
NET ASSETS - 100%		$1,187,789

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Non-income producing - Security is in default.

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,676,000 or 0.1% of net assets.

 (e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$315
Fidelity Securities Lending Cash Central Fund	47
Total	$362

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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